Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events [Text Block]

The Company evaluated its consolidated financial statements as of and for the quarter ended June 30, 2011 for subsequent events through the date the financial statements were issued.

On August 8, 2011, in the litigation related to the theft of ClearOne’s intellectual property, the Tenth Circuit Court of Appeals affirmed in ClearOne’s favor and against Biamp the federal district court’s award of exemplary damages based upon the finding that Biamp’s misappropriation was willful and malicious. The amount of ClearOne’s judgment against Biamp affirmed by the Tenth Circuit Court is estimated to be $3.7 million, not including additional amounts that may be awarded for attorney fees.  We expect to collect the judgment against Biamp from the approximately $3.7 million cash bond posted by Biamp.  As of the date these financial statements were issued, we have not collected the judgment, and are awaiting any further actions by Biamp.

The Company is not aware of any other subsequent events which would require recognition or disclosure in the financial statements